Annual Total Returns - FidelityTotalInternationalEquityFund-AMCIZPRO - FidelityTotalInternationalEquityFund-AMCIZPRO - Fidelity Total International Equity Fund	Dec. 30, 2024
Fidelity Advisor Total International Equity Fund - Class A
Bar Chart Table:
Annual Return 2014	(5.06%)
Annual Return 2015	0.13%
Annual Return 2016	(0.89%)
Annual Return 2017	30.06%
Annual Return 2018	(15.39%)
Annual Return 2019	27.21%
Annual Return 2020	17.71%
Annual Return 2021	10.93%
Annual Return 2022	(17.30%)
Annual Return 2023	16.06%
Fidelity Advisor Total International Equity Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017